Basis of Presentation	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
1.	BASIS OF PRESENTATION

Description of Business

NTN Buzztime, Inc. (the “Company”) was incorporated in Delaware in 1984 as Alroy Industries and changed its corporate name to NTN Communications, Inc. in 1985. The Company changed its name to NTN Buzztime, Inc. in 2005 to better reflect the growing role of the Buzztime consumer brand.

The Company delivers interactive entertainment and innovative technology, including performance analytics, to help its customers acquire, engage and retain its patrons. The Company’s tablets and technology offer engaging solutions to establishments with guests who experience dwell time, such as in bars, restaurants, casinos and senior living centers. Casual dining venues subscribe to the Company’s customizable solution to differentiate themselves via competitive fun by offering guests trivia, card, sports and arcade games. The Company’s platform creates connections among the players and venues, and amplifies guests’ positive experiences, and its in-venue TV network creates one of the largest digital out of home advertising audiences in the United States and Canada. The Company also continues to support its legacy network product line, which it calls its Classic platform.

The Company generates revenue by charging subscription fees to partners for access to its 24/7 trivia network, by selling and leasing tablet and hardware equipment for custom usage beyond trivia/entertainment, by selling digital-out-of-home (DOOH) advertising direct to advertisers and on national ad exchanges, by licensing its entertainment and trivia content to other entities, and by providing professional services such as custom game design or development of new platforms on its existing tablet form factor. Until February 1, 2020, the Company also generated revenue from hosting live trivia events. The Company sold all of its assets used to host live trivia events in January 2020.

At September 30, 2020, 1,080 venues in the U.S. and Canada subscribed to the Company’s interactive entertainment network. See Note 3 for more information regarding the impact of the COVID-19 pandemic on these venues and the Company’s subscription revenues.

Basis of Accounting Presentation

The accompanying unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial statements and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying condensed consolidated financial statements include all adjustments that are necessary, which are of a normal and recurring nature, for a fair presentation for the periods presented of the financial position, results of operations and cash flows of the Company and its wholly-owned subsidiaries: IWN, Inc., IWN, L.P., Buzztime Entertainment, Inc., NTN Wireless Communications, Inc., NTN Software Solutions, Inc., NTN Canada, Inc., NTN Buzztime, Ltd. and BIT Merger Sub, Inc., all of which, other than NTN Canada, Inc. and BIT Merger Sub, Inc., are dormant subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

These condensed consolidated financial statements should be read with the audited consolidated financial statements and notes thereto contained in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2019. The accompanying condensed consolidated balance sheet as of December 31, 2019 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. The results of operations for the three and nine months ended September 30, 2020 are not necessarily indicative of the results to be anticipated for the entire year ending December 31, 2020, or any other period.

Reclassifications

Certain reclassifications have been made to the prior period’s financial statements to conform to the current period presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.